Earnings Per Share - Summary of Basic Earnings Per Share (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Basic earnings per share [abstract]
Net income attributable to shareholders	$ 363.4	$ 371.4
Weighted average number of shares	87,519,856	92,760,943
Earnings per share - basic	$ 4.15	$ 4.00